Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2025
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]

BASIS OF CONSOLIDATION:    The consolidated financial statements include the accounts of Friedman Industries, Incorporated and its subsidiary (collectively, the “Company”). All material intercompany amounts and transactions have been eliminated.

Reclassification, Comparability Adjustment [Policy Text Block]

RECLASSIFICATIONS:   The consolidated financial statements for the previous fiscal year may include certain reclassifications to conform to the current presentation. To conform with the current year presentation, the reporting classification of certain accounts and transactions was reclassified between “Cost of materials sold” and “Processing and warehousing expense”. The total impact of this reclassification was a $4.7 million decrease to “Cost of materials sold” and a $4.7 million increase to “Processing and warehousing expense”. This reclassification had no impact on previously reported, earnings from operations, net earnings or stockholder's equity.

Revenue [Policy Text Block]

REVENUE RECOGNITION:    Revenue is generated primarily from contracts to manufacture or process steel products and is recognized when performance obligations are complete. Generally, the Company’s performance obligations are satisfied, control of our products is transferred, and revenue is recognized at a single point in time, when title transfers to our customer for product shipped or when services are provided. Revenue is recorded in an amount that reflects the consideration expected to be received in exchange for those goods or services. See Note 13 for further information.

Accounts Receivable [Policy Text Block]

TRADE RECEIVABLES:    The Company’s receivables are recorded when billed, advanced or accrued and represent claims against third parties that will be settled in cash. The carrying value of the Company’s receivables, net of the allowance for credit losses and cash discounts allowed, represents their estimated net realizable value. The Company estimates its allowance for credit losses based on historical collection trends, the age of outstanding receivables and existing economic conditions. Trade receivables are generally considered past due after 30 days from invoice date. Past-due receivable balances are written-off when the Company’s internal collection efforts have been unsuccessful in collecting the amount due. The balance of the Company’s allowance for doubtful accounts was approximately $0.1 million at both  March 31, 2025 and 2024.

Inventory, Policy [Policy Text Block]

INVENTORIES:    Both flat-roll segment and tubular segment inventories consist of raw material and finished goods. Cost for substantially all of the Company's inventory is determined using the average cost method. All inventories are valued at the lower of cost or net realizable value. The Company did not have any lower of cost or net realizable value adjustments during fiscal 2025 or fiscal 2024. Obsolete or slow-moving inventories are not significant based on the Company’s review of inventories. Accordingly, no allowance has been provided for such items. Flat-roll raw material inventory consists of steel coils the Company will process into sheet and plate. Flat-roll finished goods consists of processed sheet and plate inventory. Tubular raw material inventory consists of hot-rolled steel coils that the Company will manufacture into pipe. Tubular finished goods inventory consists of pipe the Company has manufactured.

The following is a summary of inventory by product group (in thousands):

	March 31,
	2025	2024
Flat-Roll raw material	$85,865	$85,483
Flat-Roll finished goods	15,737	17,030
Tubular raw material	7,055	4,185
Tubular finished goods	5,032	9,106
	$113,689	$115,804

Derivatives, Policy [Policy Text Block]

DERIVATIVE INSTRUMENTS:    From time to time, the Company may use futures contracts to partially manage exposure to price risk. All of the futures contracts entered into during fiscal 2025 and fiscal 2024 were classified as economic hedges of risk with mark-to-market ("MTM") accounting treatment. In prior fiscal years, the Company elected hedge accounting for some of its derivatives. For derivatives designated for hedge accounting and classified as cash flow hedges, changes in fair value are recognized as a component of other comprehensive income and reclassified into earnings during the period in which the hedged transaction affects earnings. For derivatives designated for hedge accounting and classified as fair value hedges, changes in fair value are recognized in the same balance sheet line as the hedged item until the hedged item affects earnings. For derivatives where hedge accounting is not elected, changes in fair value are immediately recognized in earnings. The Company has forward physical purchase supply agreements in place for a portion of its monthly physical steel needs. These supply agreements are not subject to mark-to-market accounting due to the Company electing the normal purchase normal sales exclusion provided in Accounting Standards Codification 815 - Derivatives and Hedging. See Note 6 for further information about the Company's derivative instruments.

Property, Plant and Equipment, Policy [Policy Text Block]

PROPERTY, PLANT AND EQUIPMENT:    Property, plant and equipment is stated at cost except for assets acquired through business combination which are stated at their acquisition date fair value. Depreciation is calculated primarily by the straight-line method over the estimated useful lives of the various classes of assets as follows:

Buildings (in years)	15 to 40
Machinery and equipment (in years)	10 to 30
Land improvements (in years)	5 to 15
Furniture (in years)	5 to 10
Equipment - Technology (in years)	2 to 5
Buildings - Small Remodel/Furnace/HVAC (in years)	10 to 15

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that their carrying amount may not be recoverable. The Company assesses recoverability by comparing the carrying amount of the asset or asset group to estimated undiscounted future cash flows expected to be generated by the asset or asset group. If an asset or asset group is considered impaired, the impairment loss to be recognized is measured as the amount by which the asset’s or asset group's carrying amount exceeds its estimated fair value. The Company did not identify any indicators of impairment during fiscal 2025 or fiscal 2024.

When property, plant and equipment is sold or otherwise disposed of, any gains or losses are reflected in income. If a loss on disposal is expected, such losses are recognized when the assets are reclassified as assets held for sale.

Maintenance and repairs are expensed as incurred.

Pension and Other Postretirement Plans, Nonpension Benefits, Policy [Policy Text Block]

POSTRETIREMENT BENEFITS OTHER THAN PENSIONS:    The Company maintains life insurance policies on each officer. From time to time and in its discretion, the Board of Directors of the Company has approved the transfer of the applicable policy to an officer upon their retirement. The Company’s accrued liability for these potential future transfers was approximately $0.1 million at both  March 31, 2025 and 2024.

Shipping Costs [Policy Text Block]

SHIPPING COSTS:    Sales are increased for freight billed to customers and freight costs are a component of cost of products sold and shown discretely as "Delivery expense" on the consolidated statements of operations.

Supplemental Cash Flow Information [Policy Text Block]

SUPPLEMENTAL CASH FLOW INFORMATION:    The Company paid interest of approximately $3.0 million in both fiscal 2025 and fiscal 2024. The Company paid income taxes of approximately $3.2 million and $3.9 million in fiscal 2025 and fiscal 2024, respectively.

Income Tax, Policy [Policy Text Block]

INCOME TAXES:    The Company accounts for income taxes under the liability method, whereby the Company recognizes deferred tax assets and liabilities, which represent differences between the financial and income tax reporting bases of its assets and liabilities. Deferred tax assets and liabilities are determined based on temporary differences between income and expenses reported for financial reporting and tax reporting. The Company has assessed, using all available positive and negative evidences, the likelihood that the deferred tax assets will be recovered from future taxable income.

The Company has also analyzed tax positions taken on tax returns filed and does not believe that any are more likely than not to be overturned by the respective tax jurisdiction. Therefore, no liability for uncertain tax positions has been recognized.

Use of Estimates, Policy [Policy Text Block]

USE OF ESTIMATES:    The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from any estimates. The Company did not identify any significant estimates or judgements related to the consolidated financial statements and accompanying notes presented in this annual report.

Fair Value of Financial Instruments, Policy [Policy Text Block]	FINANCIAL INSTRUMENTS: Since the Company’s financial instruments are considered short-term in nature, their carrying values approximate fair value.
Earnings Per Share, Policy [Policy Text Block]

EARNINGS PER SHARE:   The Company uses the two-class method of calculating earnings per share, which determines earnings per share for each class of common stock and participating security as if all earnings of the period had been distributed. As the holders of restricted stock are entitled to receive non-forfeitable dividends during the restriction period, unvested shares of restricted stock qualify as participating securities. Unvested restricted shares participate on an equal basis with common shares; therefore, there is no difference in undistributed earnings allocated to each participating security. Unvested restricted stock is forfeitable until earned and therefore not considered outstanding for basic earnings per share. Net income per basic common share is computed using the weighted average number of common shares outstanding during the period and net income attributable to common stockholders is adjusted to allocate dividends paid to unvested shares as well as undistributed earnings. Net income per diluted common share is computed using the weighted average number of common shares and participating securities outstanding during the period.

Concentration Risk, Credit Risk, Policy [Policy Text Block]

ECONOMIC RELATIONSHIP:    The Company purchases its inventory from a limited number of suppliers. Loss of any of these suppliers could have a material adverse effect on the Company.

Flat-roll segment sales to O'Neal Steel accounted for approximately 16% of total Company sales in both fiscal 2025 and fiscal 2024. No other customers accounted for 10% or more of total Company sales for either fiscal year.

The Company’s sales are concentrated primarily in the midwestern, southwestern, and southeastern regions of the United States and are primarily to customers in the steel distributing and fabricating industries. The Company performs periodic credit evaluations of the financial conditions of its customers and generally does not require collateral. Generally, receivables are due within 30 days.

New Accounting Pronouncements, Policy [Policy Text Block]

RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS:    In November 2024, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2024-03, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures: Disaggregation of Income Statement Expenses (“ASU 2024-03”). ASU 2024-03 will require more detailed information about the types of expenses in commonly presented income statement captions such as “Cost of sales” and “Selling, general and administrative expenses”. The new guidance is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027 with early adoption permitted. The Company is evaluating the impact that adoption of the provisions of ASU 2024-03 will have on its consolidated financial statements.

In December 2023, the FASB issued Accounting Standards Update No. 2023-09, Improvements to Income Tax Disclosures ("ASU 2023-09"). ASU 2023-09 requires that an entity disclose specific categories in the rate reconciliation, provide additional information for reconciling items that are greater than 5 percent of the amount computed by multiplying pretax income (or loss) by the applicable statutory income tax rate, and provide income taxes paid by jurisdiction that are greater than 5 percent of total income taxes paid. The standard also requires that entities disclose income (or loss) from continuing operations before income tax expense (or benefit) and income tax expense (or benefit) each disaggregated between domestic and foreign operations. ASU 2023-09 is effective for annual periods beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. ASU 2023-09 is to be applied on a prospective basis, but retrospective application is permitted. The Company is evaluating the impact that adoption of the provisions of ASU 2023-09 will have on its consolidated financial statements.

RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENTS:    In November 2023, the FASB issued Accounting Standards Update No. 2023-07, Improvements to Reportable Segment Disclosures ("ASU 2023-07"). ASU 2023-07 includes requirements that an entity disclose the title of the chief operating decision maker (CODM) and on an interim and annual basis, significant segment expenses and the composition of other segment items for each segment's reported profit. The standard also permits disclosure of additional measures of segment profit. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. We adopted this guidance retrospectively on March 31, 2025. As a result, our segment disclosures now include presentation of significant segment expenses and disclosure of our CODMs. The adoption of this guidance affect only our disclosures, with no impacts to our financial condition and results of operations.